Income Taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Taxes

14. Income taxes

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain arising in Cayman Islands. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Under the current laws of the BVI, Qudian BVI is not subject to tax on income or capital gains. In addition, upon payments of dividends by these companies to their shareholders, no British Virgin Islands withholding tax will be imposed.

Hong Kong

Qudian HK and Qufenqi HK are incorporated in Hong Kong and are subject to Hong Kong profits tax of 16.5% on their activities conducted in Hong Kong.

PRC

The VIEs and their subsidiaries domiciled in the PRC are subject to the statutory rate of 25%, in accordance with the Enterprise Income Tax law (the ‘‘EIT Law’’), which was effective since January 1, 2008 except for the following entities eligible for preferential tax rates.

As stipulated by the Taxation Law of PRC, the subsidiaries in Ganzhou are qualified enterprises engaged in industry under the Western Development Strategy and are therefore entitled to preferential tax rate of 15%. Xinjiang Qudian Technology Co., Ltd. is a qualified enterprise engaged in industry as a company established in the special economic development zone and is therefore entitled to an exemption from income tax from January 1, 2017 to December 31, 2020. Xiamen Qudian Technology Co., Ltd. was recognized as Software Enterprise and was thereby entitled to an income tax exemption for two years beginning from its first profitable taxation year of 2017, and a 50% reduction for the subsequent three years starting from the year of 2019.

14. Income taxes - continued

Dividends, interests, rent or royalties payable by the Company’s PRC subsidiaries, to non-PRC resident enterprises, and proceeds from any such non-resident enterprise investor’s disposition of assets (after deducting the net value of such assets) shall be subject to 10% withholding tax, unless the respective non-PRC resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with China that provides for a reduced withholding tax rate or an exemption from withholding tax.

The EIT Law of the PRC includes a provision specifying that legal entities organized outside PRC will be considered residents for Chinese income tax purposes if their place of effective management or control is within PRC. If legal entities organized outside PRC were considered residents for Chinese income tax purpose, they would become subject to the EIT Law on their worldwide income. This would cause any income from legal entities organized outside PRC earned to be subject to PRC’s 25% EIT. The Implementation Rules to the EIT Law provides that non-resident legal entities will be considered as PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, and properties, etc. reside within PRC.

Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Company does not believe that the legal entities organized outside PRC should be characterized as PRC residents for EIT Law purposes.

The current and deferred component of income tax expenses which were substantially attributable to the Company’s PRC subsidiaries, VIEs and subsidiaries of the VIEs, are as follows:

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Current income tax expenses	144,628,149	353,218,915	285,682,721	41,550,828
Deferred income tax expenses	(17,787,699)	(97,672,912)	(127,952,203)	(18,609,876)
Total income tax expenses	126,840,450	255,546,003	157,730,518	22,940,952

The principal components of the deferred tax assets and liabilities are as follows:

	As of December 31,
	2017	2018
	RMB	RMB	US$
Non-current deferred tax assets
Allowance for loan principal and financing service fee receivables	138,683,016	307,612,727	44,740,416
Allowance for finance lease receivable	—	8,002,568	1,163,925
Allowance for other current assets	2,300,135	3,124,847	454,490
Guarantee liabilities	3,700,872	30,238,834	4,398,056
Share-based compensation	26,240,241	13,849,997	2,014,399
Investment loss under equity method	6,370,364	9,200,184	1,338,111
Deferred revenue	—	5,091,787	740,570
Net operating loss carry forwards	80,539,001	96,242,160	13,997,841
Less: valuation allowance	(142,373,018)	(229,950,290)	(33,444,883)
Non-current deferred tax assets, net	115,460,611	243,412,814	35,402,925

The Company operates through its subsidiaries, VIEs and subsidiaries of the VIEs and valuation allowance is considered on an individual entity basis. The Company recorded valuation allowance against deferred tax assets of those entities that were in a three-year cumulative financial loss and are not forecasting profits in the near future as of December 31, 2017 and 2018. In making such determination, the Company also evaluated a variety of factors including the Company’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.

14. Income taxes - continued

As of December 31, 2017 and 2018, the Company had deferred tax assets related to net operating loss carry forwards of RMB 80,539,001 and RMB 96,242,160 (US$ 13,997,841), respectively, from its subsidiaries, VIEs and subsidiaries of the VIEs registered in the PRC, which can be carried forward to offset taxable income. The net operating losses will expire in years 2019 to 2023 if not utilized.

Reconciliation between the income taxes expense computed by applying the PRC tax rate to profit before income taxes and the actual provision for income taxes is as follows:

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Profit before income tax	703,493,068	2,420,004,823	2,649,046,731	385,287,867
PRC statutory income tax rate	25%	25%	25%	25%
Income tax at statutory tax rate	175,873,268	605,001,206	662,261,683	96,321,967
Effect of different tax rates	(72,661,772)	(367,422,131)	(574,131,524)	(83,503,967)
Exempt income	—	(2,064,183)	(2,720,020)	(395,611)
Expenses not deductible for tax purposes	183,808	4,298,559	27,662,307	4,023,316
Over-accrued EIT for previous years	—	—	(16,309,757)	(2,372,156)
Financial subsidy	(12,123,338)	(32,929,930)	(31,810,061)	(4,626,581)
Tax rate change	—	—	5,200,618	756,398
Changes in valuation allowance	35,568,484	48,662,482	87,577,272	12,737,586
Income tax expenses	126,840,450	255,546,003	157,730,518	22,940,952

Management has asserted to indefinitely reinvest the undistributed earnings of the subsidiaries located in the PRC. The cumulative amount of the temporary differences in respect of investments in foreign subsidiaries is RMB 6,015 million (US$ 875 million) as of December 31, 2018. Upon repatriation of the foreign subsidiaries and the VIEs’ earnings, in the form of dividends or otherwise, the Company would be subject to various PRC income taxes including withholding income tax. The related unrecognized deferred tax liabilities were approximately RMB 2,406 million (US$ 350 million).

Unrecognized Tax Benefit

As of December 31, 2017 and 2018, the Company had nil unrecognized tax benefit. A roll-forward of unrecognized tax benefits is as follows:

	For the years ended December 31,
	2017	2018
	RMB	RMB	US$
Balance at beginning of the year	—	—	—
Additions	—	74,169,005	10,787,434
Decreases	—	(74,169,005)	(10,787,434)
Balance at end of the year	—	—	—

In general, the PRC tax authority has up to five years to conduct examinations of the Company’s tax filings. Accordingly, as of December 31, 2018, the tax years ended December 31, 2014 through period ended as of the reporting date for the Company’s PRC subsidiaries remain open to examination by the PRC tax authorities.